CONSOLIDATED STATEMENTS OF CASH FLOWS - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	SFr (361.9)	SFr (312.2)	SFr 84.0
Income tax benefit (expense)	(16.7)	(59.9)	(50.7)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation expense	19.1	22.5	30.7
Depreciation of RoU assets	129.7	128.0	145.4
Depreciation of PP&E and amortization of intangibles	917.9	992.1	1,028.8
Restructuring and other operating items	49.8	86.2	149.1
Financial income	(257.7)	(574.7)	(456.7)
Financial expenses	742.6	957.2	340.2
Dividends received	3.0	3.1	2.8
Interest received	1.6	0.9	0.6
Tax refunds	0.0	4.0	1.1
Taxes paid	(1.1)	0.0	(10.4)
Changes in operating assets and liabilities and other	52.8	(45.7)	(12.2)
Net cash provided by operating activities	1,279.1	1,201.5	1,252.7
Cash flows from investing activities:
Capital expenditures	(541.1)	(468.0)	(417.4)
Cash paid in connection with acquisitions, net of cash acquired	0.0	(85.1)	0.0
Acquisition of equity-accounted investees	(0.6)	0.0	(35.8)
Net advances from (to) related parties	112.7	(204.8)	(71.0)
Cash received for other investing activities	0.0	0.1	36.2
Cash paid for other investing activities	(49.7)	(2.8)	(55.0)
Net cash used in investing activities	(478.7)	(760.6)	(543.0)
Cash flows from financing activities:
Interest paid	(420.2)	(422.5)	(329.3)
Vendor financing additions	363.4	271.2	148.2
Repayments of debt	(1,064.7)	0.0	(899.4)
Principal payments on vendor financing	(377.0)	(296.6)	(284.5)
Payment of lease liabilities	(114.4)	(107.6)	(112.4)
Payment of financing costs and debt premiums	0.0	0.1	(26.3)
Net cash received (paid) for interest related derivative instruments	172.7	174.5	42.2
Net cash received (paid) for principal related derivative instruments	(120.4)	(57.4)	(47.1)
Capital contribution from parent	1,106.2	0.0	955.8
Related-party payments	0.0	0.0	(149.2)
Issuance of share capital	0.1	0.0	0.0
Repurchase of treasury stock	(0.1)	0.0	0.0
Cash paid for other financing activities	0.0	(1.8)	(12.0)
Net cash used in financing activities	(454.4)	(440.1)	(714.0)
Net increase (decrease) in cash and cash equivalents:	346.0	0.8	(4.3)
Cash and cash equivalents at the beginning of year	4.8	2.3	5.5
Effect of exchange rate changes on cash	1.0	1.7	1.1
Cash and cash equivalents at the end of year	SFr 351.8	SFr 4.8	SFr 2.3